Consolidated Balance Sheets (Parenthetical) - Successor [Member] - $ / shares shares in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Common shares, shares authorized	1,000.0	1,000.0	1,000.0
Common shares, shares issued	235.6	229.8	229.1
Common shares, shares outstanding	235.6	229.8	229.1